Quarterly Holdings Report
for
Fidelity Freedom® 2055 Fund
December 31, 2023
FF55-NPRT3-0224
1.927052.112
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.4% 1/25/24 to 3/28/24 (b) (Cost $17,654,530)	17,730,000	17,657,616

Domestic Equity Funds - 49.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	16,789,995	180,828,249
Fidelity Series Blue Chip Growth Fund (c)	32,122,200	501,748,771
Fidelity Series Commodity Strategy Fund (c)	714,116	66,148,520
Fidelity Series Growth Company Fund (c)	48,108,999	936,682,209
Fidelity Series Intrinsic Opportunities Fund (c)	17,230,371	186,604,917
Fidelity Series Large Cap Stock Fund (c)	45,063,313	880,537,141
Fidelity Series Large Cap Value Index Fund (c)	18,737,383	275,814,275
Fidelity Series Opportunistic Insights Fund (c)	29,345,364	553,453,556
Fidelity Series Small Cap Core Fund (c)	133,163	1,498,086
Fidelity Series Small Cap Discovery Fund (c)	6,823,222	79,695,239
Fidelity Series Small Cap Opportunities Fund (c)	20,364,362	283,064,639
Fidelity Series Stock Selector Large Cap Value Fund (c)	47,145,122	615,715,298
Fidelity Series Value Discovery Fund (c)	36,690,153	545,949,471
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,390,140,484)		5,107,740,371

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	19,580,303	287,634,658
Fidelity Series Emerging Markets Fund (c)	33,026,767	279,406,452
Fidelity Series Emerging Markets Opportunities Fund (c)	64,551,847	1,118,683,507
Fidelity Series International Growth Fund (c)	47,516,759	813,962,082
Fidelity Series International Small Cap Fund (c)	9,458,350	160,413,610
Fidelity Series International Value Fund (c)	69,491,765	810,968,895
Fidelity Series Overseas Fund (c)	62,450,325	809,980,721
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,888,292,364)		4,281,049,925

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,065,033	8,158,153
Fidelity Series Emerging Markets Debt Fund (c)	6,559,173	50,833,591
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	1,767,045	16,557,212
Fidelity Series Floating Rate High Income Fund (c)	1,006,117	9,085,241
Fidelity Series High Income Fund (c)	6,148,971	51,712,846
Fidelity Series International Credit Fund (c)	208,603	1,664,653
Fidelity Series Investment Grade Bond Fund (c)	769,025	7,767,157
Fidelity Series Long-Term Treasury Bond Index Fund (c)	100,140,658	586,824,255
Fidelity Series Real Estate Income Fund (c)	1,046,918	9,935,250
TOTAL BOND FUNDS (Cost $905,170,200)		742,538,358

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	23,579,695	23,584,411
Fidelity Series Government Money Market Fund 5.43% (c)(e)	126,835,337	126,835,337
Fidelity Series Short-Term Credit Fund (c)	108,683	1,070,532
TOTAL SHORT-TERM FUNDS (Cost $151,461,919)		151,490,280

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,352,719,497)	10,300,476,550
NET OTHER ASSETS (LIABILITIES) - 0.0%	29,042
NET ASSETS - 100.0%	10,300,505,592

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,064	Mar 2024	233,006,250	7,336,550	7,336,550
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,288	Mar 2024	357,647,063	7,690,751	7,690,751
CBOT Long Term U.S. Treasury Bond Contracts (United States)	414	Mar 2024	51,724,125	3,762,917	3,762,917

TOTAL PURCHASED					18,790,218

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	339	Mar 2024	81,699,000	(2,712,444)	(2,712,444)
ICE MSCI EAFE Index Contracts (United States)	55	Mar 2024	6,194,100	(26,830)	(26,830)
ICE MSCI Emerging Markets Index Contracts (United States)	1,430	Mar 2024	73,909,550	(3,263,522)	(3,263,522)

TOTAL SOLD					(6,002,796)

TOTAL FUTURES CONTRACTS					12,787,422
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,657,616.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	14,945,316	173,765,726	165,126,631	599,380	-	-	23,584,411	0.1%
Total	14,945,316	173,765,726	165,126,631	599,380	-	-	23,584,411

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,029,591	1,104,563	570,268	261,303	(2,862)	(402,871)	8,158,153
Fidelity Series All-Sector Equity Fund	157,966,353	23,015,193	22,391,388	8,367,485	96,271	22,141,820	180,828,249
Fidelity Series Blue Chip Growth Fund	435,056,778	52,813,010	111,874,455	2,713,322	3,610,619	122,142,819	501,748,771
Fidelity Series Canada Fund	257,090,115	48,758,580	38,030,327	9,424,216	5,354,604	14,461,686	287,634,658
Fidelity Series Commodity Strategy Fund	61,695,845	17,553,066	8,682,819	2,893,396	(1,083,162)	(3,334,410)	66,148,520
Fidelity Series Emerging Markets Debt Fund	43,768,605	7,459,297	3,029,517	2,249,141	(476)	2,635,682	50,833,591
Fidelity Series Emerging Markets Debt Local Currency Fund	14,934,145	2,240,996	1,044,160	808,281	31,102	395,129	16,557,212
Fidelity Series Emerging Markets Fund	157,524,461	121,175,383	9,405,467	6,605,344	562,530	9,549,545	279,406,452
Fidelity Series Emerging Markets Opportunities Fund	1,053,125,487	103,212,754	95,571,990	30,601,702	1,991,694	55,925,562	1,118,683,507
Fidelity Series Floating Rate High Income Fund	8,048,498	1,481,725	595,233	638,855	8,871	141,380	9,085,241
Fidelity Series Government Money Market Fund 5.43%	88,928,171	66,309,535	28,402,369	4,073,776	-	-	126,835,337
Fidelity Series Growth Company Fund	811,633,743	120,643,926	175,969,568	28,510,428	5,870,304	174,503,804	936,682,209
Fidelity Series High Income Fund	44,061,650	9,224,149	3,021,038	2,344,496	29,901	1,418,184	51,712,846
Fidelity Series International Credit Fund	1,615,233	60,682	53,220	60,682	706	41,252	1,664,653
Fidelity Series International Growth Fund	679,340,358	124,056,759	53,589,762	10,240,482	6,779,357	57,375,370	813,962,082
Fidelity Series International Small Cap Fund	185,459,194	22,874,678	53,520,250	5,324,331	(10,073,419)	15,673,407	160,413,610
Fidelity Series International Value Fund	677,557,902	137,730,512	75,457,949	25,510,092	6,562,367	64,576,063	810,968,895
Fidelity Series Intrinsic Opportunities Fund	163,911,059	56,899,752	24,567,769	37,487,520	(2,888,152)	(6,749,973)	186,604,917
Fidelity Series Investment Grade Bond Fund	1,834,966	6,053,471	390,992	129,736	1,838	267,874	7,767,157
Fidelity Series Large Cap Stock Fund	762,176,869	120,639,854	86,195,762	44,549,346	11,207,591	72,708,589	880,537,141
Fidelity Series Large Cap Value Index Fund	238,812,177	43,739,427	22,281,380	10,904,789	2,791,695	12,752,356	275,814,275
Fidelity Series Long-Term Treasury Bond Index Fund	511,393,818	143,755,647	42,521,484	12,958,323	(70,931)	(25,732,795)	586,824,255
Fidelity Series Opportunistic Insights Fund	483,716,624	49,161,279	77,407,770	5,609,049	1,474,764	96,508,659	553,453,556
Fidelity Series Overseas Fund	678,676,663	126,505,564	55,929,819	13,028,016	8,071,604	52,656,709	809,980,721
Fidelity Series Real Estate Income Fund	14,743,766	2,006,387	6,839,909	700,158	(603,397)	628,403	9,935,250
Fidelity Series Short-Term Credit Fund	959,391	124,713	34,979	23,247	883	20,524	1,070,532
Fidelity Series Small Cap Core Fund	-	1,438,259	144,023	23,948	10,763	193,087	1,498,086
Fidelity Series Small Cap Discovery Fund	69,550,259	13,881,707	13,129,197	2,360,863	(295,165)	9,687,635	79,695,239
Fidelity Series Small Cap Opportunities Fund	233,794,878	40,905,414	26,613,872	2,682,593	1,069,389	33,908,830	283,064,639
Fidelity Series Stock Selector Large Cap Value Fund	532,194,821	93,556,132	57,796,137	27,696,314	3,904,572	43,855,910	615,715,298
Fidelity Series Value Discovery Fund	474,885,311	101,512,303	47,774,157	25,011,322	3,904,506	13,421,508	545,949,471
	8,852,486,731	1,659,894,717	1,142,837,030	323,792,556	48,318,367	841,371,738	10,259,234,523

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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